                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manage Filing this Report:

Name:    Bentley Capital Management, LLC
Address: 520 Madison Avenue
         New York, New York  10022


Form 13F File Number: 028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald Levine
Title:   CEO
Phone:   (212) 583-8880

Signature, Place, and Date of Signing:


    /s/ Gerald Levine      New York, New York    02/08/02
    --------------------  --------------------   ---------------
         [Signature]         [City, State]         [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         NONE










































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            97

Form 13F Information Table Value Total:      $132,131
                                            Thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE































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
                   Bentley Capital Management
                   Form 13F INFORMATION TABLE
                       September 30, 2001

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7            COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------   --------    ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SHRS OR  SH/PUT   INVESTMENT  OTHER         VOTING AUTHORITY
                                                        (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE      SHARED     NONE
-----------------------      --------------   --------- -------- -------- -------- ---------- --------  -----     ------    -----
ABGENIX INC                  COMMON        00339B107       2944    87500  SH       SOLE                  87500      0        0
ALKERMES INC                 COMMON        01642T108       1503    57000  SH       SOLE                 570001      0        0
ALMOST FAMILY INC            COMMON        020409108        518    32500  SH       SOLE                  32500      0        0
AMERICAN INTL GROUP INC      COMMON        026874107       3414    43000  SH       SOLE                  43000      0        0
ANADARKO PETE CORP           COMMON        032511107       2047    36000  SH       SOLE                  36000      0        0
BEI MED SYS INC              COMMON        05538E109        890   140200  SH       SOLE                 140200      0        0
BENNETT ENVIRONMENTAL IN     COMMON        081906109        295    50000  SH       SOLE                  50000      0        0
BIOJECT MED TECH INC         COM NEW       09059T206       3922   311500  SH       SOLE                 311500      0        0
BITSTREAM INC                CL A          091736108        274    40000  SH       SOLE                  40000      0        0
BLONDER TONGUE LABS INC      COMMON        093698108         74    20000  SH       SOLE                  20000      0        0
BOSTON SCIENTIFIC CORP       COMMON        101137107       2364    98000  SH       SOLE                  98000      0        0
BRINKER INTL INC             COMMON        109641100       1443    48500  SH       SOLE                  48500      0        0
CKE RESTAURANTS INC          COMMON        12561E105       1691   186800  SH       SOLE                 186800      0        0
CELL GENESYS INC             COMMON        150921104       2113    90900  SH       SOLE                  90900      0        0
CERADYNE INC                 COMMON        156710105        225    20000  SH       SOLE                  20000      0        0
CHINA MOBILE HONG KONG L     DEPOSIT. REC  16941M109        175    10000  SH       SOLE                  10000      0        0
CHINA UNICOM LTD             DEPOSIT. REC  16945R104        223    20000  SH       SOLE                  20000      0        0
CIPHERGEN BIOSYSTEMS INC     COMMON        17252Y104        600    75000  SH       SOLE                  75000      0        0
CP HOLDERS DR                COMMON        175990100       4041   103000  SH       SOLE                 103000      0        0
CONCEPTUS INC                COMMON        206016107        708    30000  SH       SOLE                  30000      0        0
CORNING INC                  COMMON        219350105        589    66000  SH       SOLE                  66000      0        0
CUBIST PHARMACEUTICALS I     COMMON        229678107       5653   157200  SH       SOLE                 157200      0        0
CYBERONICS INC               COMMON        23251P102        265    10000  SH       SOLE                  10000      0        0
DAISYTEK INTL CORP           COMMON        234053106        415    31500  SH       SOLE                  31500      0        0
DEPOMED INC                  COMMON        249908104        173    25000  SH       SOLE                  25000      0        0
DIGITAL RIV INC              COMMON        25388B104       1194    75000  SH       SOLE                  75000      0        0
E MERGENT INC                COMMON        26874A105         55    18000  SH       SOLE                  18000      0        0
ELITE INFORMATION GROUP      COMMON        28659M106        180    14500  SH       SOLE                  14500      0        0
ENZON INC                    COMMON        293904108       2448    43500  SH       SOLE                  43500      0        0
EXULT INC DEL                COMMON        302284104       2247   140000  SH       SOLE                 140000      0        0
FIDELITY NATL FINL INC       COMMON        316326107       2758   111200  SH       SOLE                 111200      0        0
FISCHER IMAGING CORP         COMMON        337719108       5779   480000  SH       SOLE                 480000      0        0
FOOT LOCKER INC              COMMON        344849104        626    40000  SH       SOLE                  40000      0        0
GENVEC INC                   COMMON        37246C109        124    25000  SH       SOLE                  25000      0        0
GAMERICA INC                 COMMON        38020R106        114    50000  SH       SOLE                  50000      0        0
GOLDEN ST BANCORP INC        COMMON        381197102       1308    50000  SH       SOLE                  50000      0        0
GOLDEN STAR RES LTD CDA      COMMON        38119T104          6    10000  SH       SOLE                  10000      0        0
GOLDEN WEST FINL CORP DE     COMMON        381317106       1942    33000  SH       SOLE                  33000      0        0
GOLDMAN SACHS GROUP INC      COMMON        38141G104       3014    32500  SH       SOLE                  32500      0        0
HARRAHS ENTMT INC            COMMON        413619107        370    10000  SH       SOLE                  10000      0        0


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

HASTINGS MFG CO              COMMON        418398103         51    10000  SH       SOLE                  10000      0        0
HILLENBRAND INDS INC         COMMON        431573104       3272    59200  SH       SOLE                  59200      0        0
HORIZON HEALTH CORP          COMMON        44041Y104        452    30000  SH       SOLE                  30000      0        0
ICN PHARMACEUTICALS INC      COMMON        448924100       4188   125000  SH       SOLE                 125000      0        0
IMS HEALTH INC               COMMON        449934108        345    17700  SH       SOLE                  17700      0        0
IMPERIAL OIL LTD             COM NEW       453038408       1282    46000  SH       SOLE                  46000      0        0
INTERACTIVE SYS WORLDWID     COMMON        45840F105        280    35000  SH       SOLE                  35000      0        0
INTERNATIONAL GAME TECHN     COMMON        459902102       3791    55500  SH       SOLE                  55500      0        0
KADANT INC                   COMMON        48282T104        725    50000  SH       SOLE                  50000      0        0
LANDSTAR SYS INC             COMMON        515098101       1218    16800  SH       SOLE                  16800      0        0
LEAP WIRELESS INTL INC       COMMON        521863100       2101    10000  SH       SOLE                  10000      0        0
LIGAND PHARMACEUTICALS I     CL B          53220K207        349    19500  SH       SOLE                  19500      0        0
MEDI-HUT CO INC              COMMON        58438C103        318    25000  SH       SOLE                  25000      0        0
MERCATOR SOFTWARE INC        COMMON        587587106        711    85000  SH       SOLE                  85000      0        0
MUELLER INDS INC             COMMON        624756102        741    22300  SH       SOLE                  22300      0        0
NEOWARE SYS INC              COMMON        64065P102        515   105000  SH       SOLE                 105000      0        0
NEUROBIOLOGICAL TECHNOLO     COMMON        64124W106        886   173800  SH       SOLE                 173800      0        0
NICE SYS LTD                 DEPOSIT. REC  653656108        163    10000  SH       SOLE                  10000      0        0
OAO TECHNOLOGY SOLUTIONS     COMMON        67082B105        122    50000  SH       SOLE                  50000      0        0
OSI PHARMACEUTICALS INC      COMMON        671040103       2287    50000  SH       SOLE                  50000      0        0
ON TECHNOLOGY CORP           COMMON        68219P108        198    62500  SH       SOLE                  62500      0        0
OSTEX INTL INC               COMMON        68859Q101        125    50000  SH       SOLE                  50000      0        0
OXFORD HEALTH PLANS INC      COMMON        691471106       2351    78000  SH       SOLE                  78000      0        0
P A M TRANSN SVCS INC        COMMON        693149106        552    43500  SH       SOLE                  43500      0        0
PARADYNE NETWORKS INC        COMMON        69911G107        117    30000  SH       SOLE                  30000      0        0
PARK ELECTROCHEMICAL COR     COMMON        700416209        866    32800  SH       SOLE                  32800      0        0
PRIORITY HEALTHCARE CORP     CL B          74264T102       1601    45500  SH       SOLE                  45500      0        0
READ-RITE CORP               COMMON        755246105       1884   285000  SH       SOLE                 285000      0        0
REXHALL INDS INC             COMMON        761684109         79    11000  SH       SOLE                  11000      0        0
ROCK-TENN CO                 CL A          772739207       1040    72200  SH       SOLE                  72200      0        0
S1 CORPORATION               COMMON        78463B101       5534   342000  SH       SOLE                 342000      0        0
SCHERING PLOUGH CORP         COMMON        806605101       2399    67000  SH      SOLE                   67000      0        0
SEACOR SMIT INC              COMMON        811904101        244     5250  SH      SOLE                    5250      0        0
SEQUENOM INC                 COMMON        817337108        267    25000  SH      SOLE                   25000      0        0
SIEBEL SYS INC               COMMON        826170102       2958   105704  SH      SOLE                  105704      0        0
SIGMATRON INTL INC           COMMON        82661L101        160    40000  SH      SOLE                   40000      0        0
SILICON ON INSULATOR TEC     COMMON        826991101        865    44000  SH      SOLE                   44000      0        0
SOMANETICS CORP              COM NEW       834445405        171    40000  SH      SOLE                   40000      0        0
SONIC SOLUTIONS              COMMON        835460106        248    50000  SH      SOLE                   50000      0        0
SONUS PHARMACEUTICALS IN     COMMON        835692104        485    60000  SH      SOLE                   60000      0        0
SPATIALIGHT INC              COMMON        847248101        175    25000  SH      SOLE                   25000      0        0
STARWOOD HOTELS&RESORTS      PAIRED CTF    85590A203       2284    76500  SH      SOLE                   76500      0        0
TEXAS INSTRS INC             COMMON        882508104       1498    53500  SH      SOLE                   53500      0        0
TRIPOS INC                   COMMON        896928108        478    25000  SH      SOLE                   25000      0        0
UNISYS CORP                  COMMON        909214108       1680   134000  SH      SOLE                  134000      0        0
UNUMPROVIDENT CORP           COMMON        91529Y106       3977   150000  SH      SOLE                  150000      0        0
UTSTARCOM INC                COMMON        918076100       3819   134000  SH      SOLE                  134000      0        0
VISHAY INTERTECHNOLOGY I     COMMON        928298108       2438   125000  SH      SOLE                  125000      0        0
VITAL IMAGES INC             COMMON        92846N104        421    45000  SH       SOLE                  45000      0        0
WASHINGTON MUT INC           COMMON        939322103       2453    75000  SH       SOLE                  75000      0        0
WESTERN DIGITAL CORP         COMMON        958102105       1630   260000  SH       SOLE                 260000      0        0


                                5




IPC HLDGS LTD                ORD           G4933P101       1480    50000  SH       SOLE                  50000      0        0
QIAO XING UNIVERSAL TELE     ORD           G7303A109         89    17500  SH       SOLE                  17500      0        0
XOMA LTD                     ORD           G9825R107       4314   438000  SH       SOLE                 438000      0        0
ECTEL LTD                    ORD           M29925100       1060    61200  SH       SOLE                 612000      0        0
GIVEN IMAGING                ORD SHS       M52020100        205    11500  SH       SOLE                  11500      0        0
TTI TEAM TELECOM INTL LT     ORD           M88258104       1193    47700  SH       SOLE                  47700      0        0














































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